UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04024

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 6

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2018

Date of reporting period:	11/30/2017

Item 1. Schedule of Investments

Prudential California Muni Income Fund

Schedule of Investments

as of November 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 99.8%
MUNICIPAL BONDS
Abag Fin. Auth. For Nonprofit Corp. Rev., Episcopal Senior Communities, Rfdg.	6.125%	07/01/41	475	$529,046
Abag Fin. Auth. For Nonprofit Corp. Rev., Sharp Healthcare	6.250%	08/01/39	1,000	1,081,390
Abag Fin. Auth. For Nonprofit Corp. Rev., Sharp Healthcare, Ser. A	5.000%	08/01/43	2,000	2,236,980
Alameda Corridor Trans. Auth. Rev., Sub. Lien, Ser. B, Rfdg.	5.000%	10/01/34	1,790	2,049,264
Alameda Corridor Trans. Auth. Rev., Sub. Lien, Ser. B, Rfdg.	5.000%	10/01/35	500	570,350
Anaheim Calif. Pub. Fin. Auth. Rev., Ser. A, Rfdg.	5.000%	05/01/39	1,000	1,143,980
Bay Area Toll Auth. Rev., Ser. F-1	5.000%	04/01/56	1,000	1,146,700
Bay Area Toll Auth. Rev., Ser. F-1, Rfdg.	5.000%	04/01/54	1,000	1,127,910
California Cnty. Tob. Secur. Agy. Rev., Asset-Bkd.	5.450%	06/01/28	500	508,440
California Cnty. Tob. Secur. Agy. Rev., Tob. Conv. Bonds, LA Cnty. Ser. B (Converted to Fixed on 12/01/10)	5.250%	06/01/21	1,380	1,404,012
California Cnty. Tob. Secur. Agy. Rev., Tob. Conv. Bonds, Ser. B (Converted to Fixed on 12/01/08)	5.100%	06/01/28	1,035	1,035,259
California Edl. Facs. Auth. Rev., Chapman University, Ser. B	4.000%	04/01/47	1,000	1,056,580
California Edl. Facs. Auth. Rev., Loyola Marymount Univ., Ser. A	5.125%	10/01/40	1,000	1,054,040
California Edl. Facs. Auth. Rev., Pepperdine Univ., Rfdg.	5.000%	10/01/49	2,000	2,326,260
California Hlth. Facs. Fing. Auth. Rev., Cedars Sinai Med. Ctr., Rfdg.	5.000%	11/15/33	1,000	1,189,480
California Hlth. Facs. Fing. Auth. Rev., Episcopal Home, Ser. B, Rfdg. (Pre-refunded date 02/01/20)(ee)	6.000%	02/01/32	1,000	1,094,750
California Hlth. Facs. Fing. Auth. Rev., Kaiser Permanente, Sub., Ser. A-1G	5.000%	11/01/27	1,000	1,244,010
California Hlth. Facs. Fing. Auth. Rev., Kaiser Permanente, Sub., Ser. A-2	4.000%	11/01/44	2,250	2,361,352
California Hlth. Facs. Fing. Auth. Rev., Lucile Salter Packard Children’s Hosp., Ser A	4.000%	11/15/47	750	783,825
California Hlth. Facs. Fing. Auth. Rev., Lucile Salter Packard Children’s Hosp., Ser A	5.000%	11/15/56	1,500	1,721,565
California Hlth. Facs. Fing. Auth. Rev., Lucile Salter Packard Children’s Hosp., Ser. A	5.000%	08/15/43	1,000	1,118,770
California Hlth. Facs. Fing. Auth. Rev., Providence Hlth., Ser. B	5.500%	10/01/39	1,500	1,610,115
California Hlth. Facs. Fing. Auth. Rev., Providence Hlth., Ser. C (Pre-refunded date 10/01/18)(ee)	6.500%	10/01/38	20	20,867
California Hlth. Facs. Fing. Auth. Rev., Scripps Hlth., Ser. A	5.000%	11/15/40	1,000	1,122,210
California Hlth. Facs. Fing. Auth. Rev., Scripps Hlth., Ser. A, Rfdg	5.000%	11/15/36	1,200	1,288,824
California Hlth. Facs. Fing. Auth. Rev., St. Joseph Hlth. Sys., Ser. A	5.750%	07/01/39	1,000	1,069,060
California Hlth. Facs. Fing. Auth. Rev., Stanford Healthcare, Ser. A	5.000%	08/15/54	1,000	1,123,470
California Hlth. Facs. Fing. Auth. Rev., Stanford Hosp., Ser. A-3, Rfdg.	5.500%	11/15/40	500	576,580
California Hlth. Facs. Fing. Auth. Rev., Sutter Hlth., Ser A, Rfdg.	5.000%	11/15/38	1,000	1,166,210
California Hlth. Facs. Fing. Auth. Rev., Sutter Hlth., Ser. A, Rfdg.	5.000%	08/15/43	1,500	1,722,540
California Hlth. Facs. Fing. Auth. Rev., Sutter Hlth., Ser. D, Rfdg.	5.250%	08/15/31	1,000	1,123,990

California Muni. Fin. Auth. Ed. Rev., Amern. Heritage Ed., Ser. A, Rfdg.	4.000%	06/01/26	500	545,855
California Muni. Fin. Auth. Ed. Rev., Amern. Heritage Ed., Ser. A, Rfdg.	5.000%	06/01/46	500	547,375
California Poll. Ctrl. Fing. Auth. Wtr. Facs. Rev., Amern. Wtr. Cap. Corp. Proj., 144A	5.250%	08/01/40	1,250	1,351,250
California Poll. Ctrl. Fing. Auth. Wtr. Facs. Rev., Green Bond-Calplant I Proj., AMT, 144A	7.000%	07/01/22	250	266,113
California Poll. Ctrl. Fing. Auth. Wtr. Facs. Rev., Green Bond-Calplant I Proj., AMT, 144A	8.000%	07/01/39	250	281,343
California Sch. Fin. Auth. Chrt. Sch. Rev., Alliance CLG-Ready Pub. Schs., 144A	5.000%	07/01/51	620	672,805
California Sch. Fin. Auth. Rev., Alliance CLG-Ready Pub. Schs., Ser. A, 144A	4.000%	07/01/26	300	325,053
California Sch. Fin. Auth. Rev., Alliance CLG-Ready Pub. Schs., Ser. A, 144A	5.000%	07/01/45	1,000	1,092,770
California Sch. Fin. Auth. Rev., Aspire Pub. Schs., Ser. A, Rfdg., 144A	5.000%	08/01/46	1,000	1,085,960
California Sch. Fin. Auth. Rev., Green Dot Pub. Sch. Proj., Ser. A, 144A	5.000%	08/01/45	610	656,116
California Sch. Fin. Auth. Rev., Kipp. LA. Proj., Ser A, 144A	5.000%	07/01/47	500	559,695
California Sch. Fin. Auth. Rev., Summit Pub. Schs., 144A	5.000%	06/01/47	1,000	1,114,270
California Sch. Fin. Auth. Sch. Facs. Rev., Kipp. LA. Proj., Ser A, 144A	5.000%	07/01/45	1,000	1,130,200
California Sch. Fin. Auth. Sch. Rev., Aspire Pub. Schs., Ser. A, Rfdg., 144A	5.000%	08/01/40	2,000	2,191,680
California St., GO	4.000%	11/01/47	1,500	1,591,995
California St., GO	5.000%	03/01/45	2,000	2,303,500
California St., GO	5.000%	08/01/45	1,500	1,739,445
California St., GO	5.000%	08/01/46	1,500	1,752,120
California St., GO	5.250%	11/01/40	750	824,108
California St., Unrefunded Balance, GO	5.500%	04/01/30	5	5,015
California St., Var. Purp., GO	5.000%	10/01/29	1,500	1,588,545
California St., Var. Purp., GO	5.000%	09/01/41	5,000	5,530,400
California St., Var. Purp., GO	5.000%	10/01/41	1,250	1,385,450
California St., Var. Purp., GO	5.250%	04/01/35	1,250	1,423,050
California St., Var. Purp., GO	5.500%	11/01/39	1,000	1,075,160
California St., Var. Purp., GO	5.500%	03/01/40	2,000	2,164,560
California St., Var. Purp., GO	6.000%	03/01/33	2,750	3,021,727
California St., Var. Purp., GO	6.000%	04/01/38	3,000	3,174,750
California St., Var. Purp., GO	6.000%	11/01/39	1,500	1,624,125
California St. Pub. Wks. Brd. Lease Rev., Judicial Council Projs., Ser. D	5.000%	12/01/31	1,000	1,108,460
California St. Pub. Wks. Brd. Lease Rev., Var. Cap. Proj., Ser. C, Rfdg.	5.000%	11/01/34	1,300	1,518,491
California St. Univ. Rev., Ser. A, Systemwide	5.000%	11/01/37	1,250	1,384,812
California Statewide Cmntys. Dev. Auth. Rev., Front Porch Communities & Services, Rfdg.	4.000%	04/01/42	1,000	1,033,010
California Statewide Cmntys. Dev. Auth. Rev., 899 Charleston Proj., Ser. A, Rfdg., 144A	5.250%	11/01/44	250	266,208
California Statewide Cmntys. Dev. Auth. Rev., Aspire Pub. Schs., Sch. Fac. Rev. (Pre-Refunded date 01/01/19)(ee)	6.000%	07/01/30	1,000	1,047,240
California Statewide Cmntys. Dev. Auth. Rev., Cottage Hlth.	5.000%	11/01/40	1,000	1,065,050
California Statewide Cmntys. Dev. Auth. Rev., Loma Linda Univ. Med. Ctr., Ser. A, 144A	5.000%	12/01/27	1,000	1,132,120
California Statewide Cmntys. Dev. Auth. Rev., Loma Linda Univ. Med. Ctr., Ser. A	5.250%	12/01/44	1,000	1,093,430

California Statewide Cmntys. Dev. Auth. Rev., Loma Linda Univ. Med. Ctr., Ser. A, 144A	5.250%	12/01/56	1,000	1,088,270
California Statewide Cmntys. Dev. Auth. Rev., Polytechnic Sch.	5.000%	12/01/34	2,000	2,123,440
California Statewide Cmntys. Dev. Auth. Rev., Presbyterian Homes, 144A	7.250%	11/15/41	500	546,655
California Statewide Cmntys. Dev. Auth. Rev., Spl. Tax No. 97-1, CABS	5.930%(t)	09/01/22	1,335	1,011,436
California Statewide Cmntys. Dev. Auth. Rev., Sutter Hlth., Ser. A	6.000%	08/15/42	2,000	2,243,200
Chula Vista Calif. Indl. Dev. Rev., San Diego Gas-D-Rmkt.	5.875%	01/01/34	1,000	1,063,530
Chula Vista Muni. Fing. Auth. Spl. Tax, Rfdg.	5.000%	09/01/21	500	547,930
City of La Verne CA, Brethren Hillcrest Homes, COP, Rfdg.	5.000%	05/15/36	1,250	1,319,812
Coronado Cmnty. Dev. Agy. Tax Alloc., Dev. Proj., AMBAC	5.000%	09/01/24	2,000	2,005,780
Fontana Spl. Tax, Cmnty. Facs. Dist. #22 Sierra Hills, Rfdg.	5.000%	09/01/34	500	549,390
Foothill-De Anza Cmnty. College Dist., Ser. C, GO (Pre-refunded date 08/01/21)(ee)	5.000%	08/01/40	1,250	1,401,350
Foothill-Eastern Trans. Rev., Ser. B-1	3.950%	01/15/53	1,000	1,001,550
Golden St. Tob. Secur. Corp. Rev., Asset-Bkd., Ser. A-1, Rfdg.	5.125%	06/01/47	1,135	1,134,989
Golden St. Tob. Secur. Corp. Rev., Ser. A, Conv., CABS, AMBAC (Converted to Fixed on 06/01/10)	4.600%	06/01/23	3,000	3,050,790
Golden St. Tob. Secur. Corp. Rev., Ser. A-1, Rfdg.	5.000%	06/01/27	150	178,026
Golden St. Tob. Secur. Corp. Rev., Ser. A-1, Rfdg.	5.000%	06/01/28	1,215	1,426,483
Golden St. Tob. Secur. Corp. Rev., Ser. A-1, Rfdg.	5.000%	06/01/29	1,250	1,457,412
Golden St. Tob. Secur. Corp. Rev., Unrefunded Asset-Bkd., Ser. A-1	5.750%	06/01/47	1,240	1,249,288
Guam Gov’t. Wtrwrks. Auth. Rev., Ser. A, Rfdg.	5.000%	07/01/35	500	540,155
Guam Intl. Arpt. Auth. Rev., Ser. C, AMT	6.375%	10/01/43	500	566,580
Inland Vly. Dev. Agy., Tax Alloc., Ser. A, Rfdg.	5.000%	09/01/44	500	547,570
Irvine Unified Sch. Dist., Spl. Tax, Ser. B	5.000%	09/01/51	1,000	1,112,390
Jurupa Pub. Fing. Auth., Ser. A, Rfdg.	5.000%	09/01/42	1,250	1,410,462
La Mesa-Spring Vly. Sch. Dist., GO, Election of 2002, Ser. B, CABS, NATL	2.280%(t)	08/01/23	2,000	1,759,220
Lincoln Calif. Pub. Fing. Auth. Spl. Assessment, Twelve Bridges Sub. Dist., Ser. B	6.000%	09/02/27	1,000	1,108,820
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev., Ser. A	5.000%	11/15/35	2,440	2,917,410
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev., Ser. A	5.250%	11/15/19	580	618,002
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev., Ser. A	5.500%	11/15/30	1,375	1,694,880
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev., Ser. A	5.500%	11/15/32	440	546,982
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev., Ser. A	5.500%	11/15/37	1,315	1,672,719
Long Beach Hbr. Rev., Ser. A, AMT, NATL, Rfdg.	6.000%	05/15/19	3,000	3,185,400
Los Angelas Calif. Dept. Arpts. Rev., Ser. A, AMT	5.000%	05/15/47	1,000	1,158,990
Los Angeles Calif. Cmnty. College Dist., Election of 2008, Ser. A, GO (Pre-refunded date 08/01/19)(ee)	6.000%	08/01/33	2,000	2,148,180
Los Angeles Calif. Dept. Arpts. Rev., Ser. A	5.000%	05/15/34	1,000	1,049,180
Los Angeles Calif. Dept. Arpts. Rev., Ser. A, AMT	5.000%	05/15/38	2,500	2,786,750
Los Angeles Calif. Dept. Arpts. Rev., Ser. B, AMT	5.000%	05/15/46	1,000	1,145,030
Los Angeles Calif. Dept. Arpts. Rev., Ser. C, Rfdg.	5.000%	05/15/38	1,000	1,152,750
Los Angeles Cnty. Regional Fing. Auth. Rev., Montecedro, Inc. Proj., Ser. A	5.000%	11/15/44	1,250	1,402,600
Los Angeles Dept. of Wtr. & Pwr. Rev., Pwr. Sys., Ser. A	5.000%	07/01/39	1,000	1,036,410
Los Angeles Dept. of Wtr. Rev., Wtr. Sys., Ser. A	5.375%	07/01/38	1,530	1,593,480
Los Angeles Dept. of Wtr. Rev., Wtr. Sys., Ser. B	5.000%	07/01/34	2,500	2,859,700
M-S-R Energy Auth. Calif. Rev., Ser. A	6.500%	11/01/39	1,000	1,415,880

Metro. Wtr. Dist. of Southern Calif. Wtrwks. Rev., Linked, SAVRS, RIBS	5.750%	08/10/18	700	719,285
Metro. Wtr. Dist. of Southern Calif. Wtrwks. Rev., Unrefunded Balance, Ser. A	5.750%	07/01/21	1,940	2,117,452
Northern Calif. Transmission Agy. Rev., Calif.- Oregon Proj., Ser. A, Rfdg.	5.000%	05/01/39	750	867,360
Orange Cnty. Cmnty. Facs. Dist. Spl. Tax, No. 2015-1 Esencia Vlg., Ser. A	5.250%	08/15/45	1,500	1,686,465
Orange Cnty. Trans. Auth. Rev., Express Lane Sr. Lien 91, Rfdg.	5.000%	08/15/29	1,000	1,159,000
Palomar Health Rev., Rfdg.	5.000%	11/01/39	1,500	1,654,935
Palomar Pomerado Healthcare Dist. Calif., COP	6.000%	11/01/41	1,200	1,288,416
Pittsburg Redev. Agy. Tax Alloc. Rev., Sub., Ser. A, Rfdg., AGM	5.000%	09/01/29	1,750	2,051,070
Pittsburg Success Agy. Redev. Agy. Tax Alloc., Los Medanos Cmnty. Dev. Proj., AMBAC, CABS	3.100%(t)	08/01/26	1,375	1,053,484
Port of Oakland Rev., Ser. O, Rfdg., AMT	5.125%	05/01/30	1,000	1,077,420
Port of Oakland Rev., Sr. Lien., Ser. P, Rfdg., AMT	5.000%	05/01/33	1,750	1,949,307
Poway Uni. Sch. Dist. Pub. Fing. Auth., Spl. Tax Ser. A, Rfdg.	5.000%	09/01/35	1,000	1,099,480
Puerto Rico Comnwlth. Rev., Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A, Rfdg.	5.750%	07/01/37	390	237,900
Puerto Rico Comnwlth. Rev., Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A, Rfdg.	6.000%	07/01/47	325	199,875
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev., Sr. Lien, Ser. C	5.250%(d)	08/01/40	750	297,375
Rancho Cucamonga Redev. Agy. Successor Agy. Tax Alloc., Rancho Redev. Proj. Area, AGM	5.000%	09/01/32	450	516,672
Redding Elec. Sys. Rev., COP, Linked SAVRS, RIBS, NATL, ETM, Rfdg. (Escrowed to maturity date 07/01/22)(ee)	6.368%	07/01/22	45	49,867
Redding Elec. Sys. Rev., COP, Linked SAVRS, RIBS, NATL, ETM, Rfdg. (Escrowed to maturity date 07/01/22)(ee)(pp)	11.049%(cc)	07/01/22	1,205	1,465,678
Riverside Cnty. Calif. Redev. Agy. Tax. Alloc. Intst. 215 Corridor, Ser. E (Pre-refunded date 10/01/20)(ee)	6.500%	10/01/40	1,000	1,135,680
Riverside Cnty. Infrast. Fing. Auth. Rev., Ser. A, Rfdg.	4.000%	11/01/37	1,250	1,315,775
Riverside Cnty. Pub. Fing. Auth. Rev., Cap. Facs. Proj.	5.250%	11/01/45	1,000	1,170,380
Riverside Cnty. Trans. Commission Rev., Sr. Lien, Ser. A	5.750%	06/01/44	500	560,535
Roseville Calif. Spl. Tax., WestPark Cmnty. Facs. Dist. No. 1, Pub. Facs., Rfdg.	5.000%	09/01/37	500	542,680
Sacramento Area Flood Control Agy. Spl. Assessment, Ser A., Rfdg	5.000%	10/01/41	1,000	1,164,130
Sacramento Cnty. Santn. Dist. Fing. Auth. Rev., Cmnty. Facs. Dist. #2004-1, Mcclellan Park, Rfdg.	5.000%	09/01/40	1,000	1,123,450
Sacramento Cnty. Santn. Dist. Fing. Auth. Rev., Var.-Regl., Ser. B, NATL, 3 Month LIBOR x 0.67 + .530%	1.412%(c)	12/01/35	1,000	900,170
San Buenaventura Calif. Rev., Cmnty. Mem. Hlth. Sys.	7.500%	12/01/41	500	582,205
San Buenaventura Calif. Rev., Cmnty. Mem. Hlth. Sys.	8.000%	12/01/26	500	603,430
San Diego Assn. of Gov’t. South Bay Expressway Rev., Sr. Lien, Ser. A	5.000%	07/01/42	500	588,140
San Diego Cmnty. College Dist., Election of 2006, GO (Pre-refunded date 08/01/21)(ee)	5.000%	08/01/41	1,500	1,681,620
San Diego Cnty. Regl. Arpt. Auth. Rev., Sr. Ser. B, AMT	5.000%	07/01/43	2,000	2,235,460
San Diego Pub. Facs. Fing. Auth. Rev., Cap. Impt. Projs., Ser. A	5.000%	10/15/44	1,000	1,145,170
San Diego Uni. Sch. Dist., Election of 1998, Ser. B, GO, NATL	6.000%	07/01/19	1,000	1,069,610
San Francisco City & Cnty. Arpts. Comm. Rev., Second Ser. A, AMT	5.250%	05/01/33	500	571,590

San Francisco City & Cnty. Arpts. Comm. Rev., Second Ser. A, Rfdg., AMT	5.000%	05/01/31	1,000	1,121,480
San Francisco City & Cnty. Arpts. Comm. Rev., Second Ser. C, Rfdg., AMT	5.000%	05/01/25	1,555	1,706,317
San Francisco City & Cnty. Arpts. Comm. Rev., Second Ser. F, Rfdg., AMT	5.000%	05/01/28	1,000	1,093,510
San Francisco City & Cnty. Arpts. Comm. Rev., Ser. A, AMT	5.000%	05/01/47	1,000	1,156,650
San Francisco City & Cnty. Redev. Agy., Tax Alloc. Mission Bay North Redev., Ser. C (Pre-refunded date 08/01/19)(ee)	6.500%	08/01/39	1,000	1,082,250
San Jose Calif., Library & Park Proj., GO	5.000%	09/01/33	2,200	2,205,808
San Jose Calif., Redev. Agy. Tax Alloc., Merged Area Redev. Proj., Hsg. Set Aside, Ser. A-1, Rfdg.	5.500%	08/01/35	1,000	1,093,960
San Leandro Cmnty. Facs., Spl. Tax Dist. No. 1	6.500%	09/01/25	2,160	2,163,413
Santa Margarita Wtr. Dist. Spl. Tax, Cmnty. Facs. Dist. No. 2013-1	5.625%	09/01/36	325	357,341
Santa Maria Joint Union H.S. Dist., Election of 2004, CABS, GO, NATL	3.060%(t)	08/01/29	1,250	877,300
Santa Monica Cmnty. College Dist. Election of 2002, Ser. A, GO, NATL	2.840%(t)	08/01/28	1,055	781,122
South Bayside Wste. Mgmt. Auth. Calif. Rev., Solid Waste Enterprise Shoreway Environmental, Ser. A	6.000%	09/01/36	500	535,475
Southern Cali. Pub. Power Auth. Nat. Gas Proj. Rev., LIBOR, Proj. No. 1, Ser. A, 3 Month LIBOR x 0.67 + 1.470%	2.392%(c)	11/01/38	2,000	1,839,880
Southern Cali. Pub. Power Auth. Nat. Gas Proj. Rev., Var. Magnolia Pwr. Proj., Ser. A-1-Rmkt., Rfdg.	0.830%(cc)	07/01/36	700	700,000
Stockton Pub. Fing. Auth. Rev., Delta Wtr. Sply. Proj., Ser. A, Rmkt.	6.250%	10/01/40	700	840,182
Territory of Guam, Section 30, Ser. A (Pre-refunded date 12/01/19)(ee)	5.750%	12/01/34	500	540,310
Tob. Securitization Auth. Northn. Calif. Rev., Asset-Bkd. Tob. Settlement, Ser. A-1	4.750%	06/01/23	2,575	2,575,360
Walnut Energy Center Auth. Rev., Rfdg.	5.000%	01/01/34	1,000	1,159,890

TOTAL INVESTMENTS — 99.8% (cost $193,294,251)				204,821,270
Other assets in excess of liabilities — 0.2%				417,126

NET ASSETS — 100.0%				$205,238,396

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
CABS	Capital Appreciation Bonds
COP	Certificates of Participation
ETM	Escrowed to Maturity
GO	General Obligation
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guaranty Corp.
OTC	Over-the-counter

Rfdg	Refunding
RIBS	Residual Interest Bonds
SAVRS	Select Auction Variable Rate Securities

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2017.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of November 30, 2017. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post maturity.
(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash and/or U.S. guaranteed obligations.
(pp)	Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at November 30, 2017.
(t)	Represents zero coupon bond. Rate quoted represents effective yield at November 30, 2017.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of November 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds
California	$—	$202,439,075	$—
Guam	—	1,647,045	—
Puerto Rico	—	735,150	—

Total	$—	$204,821,270	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Notes to Schedule of Investments (unaudited)

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing recent transaction prices for identical or comparable securities. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

The Fund may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 6

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date January 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date January 17, 2018

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date January 17, 2018

*	Print the name and title of each signing officer under his or her signature.